Segmented Information - Schedule of Operating Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total gross revenue	$ 4,730.1	$ 4,827.3
Less inter-segment revenue	0.0	0.0
Gross revenue from external customers	4,730.1	4,827.3
Less subconsultant and other direct expenses	1,045.6	1,116.0
Net revenue	3,684.5	3,711.3
Gross margin	1,930.5	2,008.4
Operating Segments
Disclosure of operating segments [line items]
Total gross revenue	4,828.3	4,938.7
Less inter-segment revenue	98.2	111.4
Gross revenue from external customers	4,730.1	4,827.3
Less subconsultant and other direct expenses	1,045.6	1,116.0
Net revenue	3,684.5	3,711.3
Gross margin	1,930.5	2,008.4
Adjustments and Eliminations
Disclosure of operating segments [line items]
Total gross revenue	(98.2)	(111.4)
Less inter-segment revenue	(98.2)	(111.4)
Gross revenue from external customers	0.0	0.0
Less subconsultant and other direct expenses	0.0	0.0
Net revenue	0.0	0.0
Gross margin	0.0	0.0
Canada
Disclosure of operating segments [line items]
Gross revenue from external customers	1,238.5	1,283.1
Canada | Operating Segments
Disclosure of operating segments [line items]
Total gross revenue	1,272.6	1,314.7
Less inter-segment revenue	34.1	31.6
Gross revenue from external customers	1,238.5	1,283.1
Less subconsultant and other direct expenses	164.8	173.6
Net revenue	1,073.7	1,109.5
Gross margin	533.7	571.1
United States
Disclosure of operating segments [line items]
Gross revenue from external customers	2,655.2	2,688.1
United States | Operating Segments
Disclosure of operating segments [line items]
Total gross revenue	2,675.1	2,709.8
Less inter-segment revenue	19.9	21.7
Gross revenue from external customers	2,655.2	2,688.1
Less subconsultant and other direct expenses	695.4	740.5
Net revenue	1,959.8	1,947.6
Gross margin	1,048.7	1,070.2
Global | Operating Segments
Disclosure of operating segments [line items]
Total gross revenue	880.6	914.2
Less inter-segment revenue	44.2	58.1
Gross revenue from external customers	836.4	856.1
Less subconsultant and other direct expenses	185.4	201.9
Net revenue	651.0	654.2
Gross margin	$ 348.1	$ 367.1